FINANCING (Detail) - Schedule of Debt (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discount on note payable		$ 0	$ (20,568)
Note payable, net of discount	2,572,162	2,383,015	1,918,617
Mortgage payable - Ruby Mine [Member]
Unsecured note payable	1,918,050	1,774,822	1,889,185
Unsecured note payable [Member]
Unsecured note payable		0	25,000
Discount on note payable		0	(20,568)
Note payable, net of discount		0	4,432
Unsecured convertible notes payable #1 [Member]
Convertible notes:
Unsecured convertible notes payable	275,000	275,000	25,000
Unsecured convertible notes payable #2 [Member]
Convertible notes:
Unsecured convertible notes payable		113,000	0
Unsecured convertible notes payable #3 [Member]
Convertible notes:
Unsecured convertible notes payable	386,098	260,000	0
Unsecured convertible notes payable #4 [Member]
Convertible notes:
Unsecured convertible notes payable	100,713	126,500	0
Unsecured convertible notes payable [Member]
Discount on note payable	(107,699)	(166,307)	0
Note payable, net of discount	654,112	608,193
Convertible notes:
Unsecured convertible notes payable		$ 608,193	$ 25,000